Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial
			Summary	Average	Fixed $100
	Summary		Compensation	Compensation	Investment
	Compensation	Compensation	Table Total for	Actually Paid to	Based on: Total	Net Income
	Table Total	Actually Paid to	Non-PEO	Non-PEO	Shareholder	(Loss)
	for PEO(1)	PEO(2)	NEOs(1)	NEOs(2)	Return(3)	($ in
Year	($)	($)	($)	($)	($)	thousands)
2025	2,979,528	995,951	913,676	668,541	260.84	(3,077)
2024	400,000	4,171,036	802,796	813,265	397.13	(4,254)
2023	1	785,902	362,806	342,404	141.51	(5,872)
(1)	For 2023, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich, Dr. Bettis, and Mr. Varacalli, who served as Chief Operating Officer through August 2023. For 2024, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich and Dr. Bettis. For 2025, the PEO was Mr. Moradi and the Non-PEO NEO was Ms. Georgevich.
(2)	A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and our Non-PEO NEO for 2025 is shown below:

	2025
	PEO	Non-PEO NEO
Adjustments	($)	($)
Total Compensation from SCT	2,979,528	913,676
Adjustments for stock and option awards:
(Subtraction): Stock Awards amounts	(2,879,528)	(478,676)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,412,026	408,601
Addition (Subtraction): Change in fair value at covered year end from prior year end of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	(522,000)	(52,200)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	(233,575)	(122,860)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	(760,500)	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	995,951	668,541

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns, which includes RSUs, PSUs and PSAs, was determined by reference to the closing price on the applicable year-end date(s) or the applicable vesting date and was based on the assumption that the maximum performance is achieved.

(3)	Total shareholder return as calculated is based on a fixed investment of one hundred dollars measured from the market close on December 31, 2022 through and including the end of the fiscal year for each year reported in the table.

Named Executive Officers, Footnote
(1)	For 2023, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich, Dr. Bettis, and Mr. Varacalli, who served as Chief Operating Officer through August 2023. For 2024, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich and Dr. Bettis. For 2025, the PEO was Mr. Moradi and the Non-PEO NEO was Ms. Georgevich.

PEO Total Compensation Amount	$ 2,979,528	$ 400,000	$ 1
PEO Actually Paid Compensation Amount	$ 995,951	4,171,036	785,902
Adjustment To PEO Compensation, Footnote
(2)	A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and our Non-PEO NEO for 2025 is shown below:

	2025
	PEO	Non-PEO NEO
Adjustments	($)	($)
Total Compensation from SCT	2,979,528	913,676
Adjustments for stock and option awards:
(Subtraction): Stock Awards amounts	(2,879,528)	(478,676)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,412,026	408,601
Addition (Subtraction): Change in fair value at covered year end from prior year end of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	(522,000)	(52,200)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	(233,575)	(122,860)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	(760,500)	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	995,951	668,541

Non-PEO NEO Average Total Compensation Amount	$ 913,676	802,796	362,806
Non-PEO NEO Average Compensation Actually Paid Amount	$ 668,541	813,265	342,404
Adjustment to Non-PEO NEO Compensation Footnote
(2)	A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and our Non-PEO NEO for 2025 is shown below:

	2025
	PEO	Non-PEO NEO
Adjustments	($)	($)
Total Compensation from SCT	2,979,528	913,676
Adjustments for stock and option awards:
(Subtraction): Stock Awards amounts	(2,879,528)	(478,676)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,412,026	408,601
Addition (Subtraction): Change in fair value at covered year end from prior year end of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	(522,000)	(52,200)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	(233,575)	(122,860)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	(760,500)	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	995,951	668,541

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 260.84	397.13	141.51
Net Income (Loss)	$ (3,077,000)	$ (4,254,000)	$ (5,872,000)
PEO Name	Mr. Moradi
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,879,528)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,412,026
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(522,000)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(233,575)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,500)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(478,676)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	408,601
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,200)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (122,860)